REVENUES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenue	$ 1,685	$ 1,044	$ 3,278	$ 2,057
Utilities
Disclosure of operating segments [line items]
Revenue	743	589	1,471	1,124
Transport
Disclosure of operating segments [line items]
Revenue	350	341	686	680
Energy
Disclosure of operating segments [line items]
Revenue	512	114	962	253
Data Infrastructure
Disclosure of operating segments [line items]
Revenue	$ 80	$ 0	$ 159	$ 0